Share-based payments (Details 1)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Outstanding,Beginning	148,433	148,433
Exercised	0	0
Outstanding,Ending	148,433	148,433
Thereof vested	148,433	148,433
Option 2016 Member
Statement [Line Items]
Outstanding,Beginning	888,632	1,094,852
Exercised	0	202,020
Outstanding,Ending	888,632	892,832
Thereof vested	888,632	892,832